Note 8 - Common Stock (Details Textual) - USD ($)	1 Months Ended					5 Months Ended		12 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Oct. 31, 2013	May. 30, 2013	Jan. 17, 2013	Nov. 30, 2014	May. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 14, 2013	Apr. 30, 2013	Dec. 31, 2012
Common Stock Warrants [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues							2,933,333
Proceeds from Warrant Exercises							$ 1,643,333
Warrant Exercise Price Adjustment [Member]
Class of Warrant or Right, Outstanding											1,166,666
Warrants with Modified Exercise Prices [Member] | Scenario, Previously Reported [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 16.50
Warrants with Modified Exercise Prices [Member]
Class of Warrant or Right, Outstanding		818,376
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services			50,000						378,205	50,000
Warrant [Member]
Other General and Administrative Expense				$ 19,617	$ 218,551
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense			$ 20,500
Third Party Consulting Services [Member]
Stock Issued During Period, Shares, Issued for Services						378,205
Allocated Share-based Compensation Expense						$ 100,000
Expense Associated with Warrant Modifications [Member]
General and Administrative Expense		$ 39,711						$ 0	$ 39,712	$ 238,168
Proceeds from Warrant Exercises	$ 873,400			$ 583,333	$ 1,060,000
Stock Issued During Period, Shares, Warrants Exercised	3,176,000
Class of Warrant or Right, Outstanding					2,933,333			56,442,157
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.60			$ 0.14			$ 0.50	$ 0.60	$ 0.75
Number Of Warrants Issued During Period					1,766,667
Class of Warrant or Right, Unissued					1,166,666
General and Administrative Expense								$ 1,429,731	$ 1,807,605	$ 1,792,160
Warrant Exercise Fee Per Share	$ 0.075